Long-Term Debt (Details Narrative) - USD ($)											1 Months Ended										9 Months Ended		12 Months Ended
	Oct. 22, 2025	Oct. 01, 2025	Feb. 24, 2025	Feb. 12, 2025	Feb. 05, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 17, 2024	Aug. 31, 2023	Dec. 31, 2022	Aug. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2024	Aug. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Feb. 28, 2023	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Oct. 31, 2019
Short-Term Debt [Line Items]
Face amount																							$ 5,000.0	$ 948,000
Debt instrument, carrying amount																							1,000,000	32,000.0
share price						$ 2.235	$ 4.352					$ 0.44	$ 2.235				$ 4.352
Loss on change in fair value of convertible notes and warrant liability																					$ (1,405,000)	$ (4,337,000)	(6,104,000)	(611,000)
Repurchase shares of common stock																	667,000
Share price per share																									$ 0.122
Issuance of common stock upon cashless exercise, shares								1,000,000
Aggregate principal amount																								191,000
Debt issuance cost																							$ 0	110,800
Debt discount																								548,600		$ 174,200	$ 100,300
Gain losses on extinguishment of debt																						$ 343,000.0
Contractual term																					10 years		10 years
Fair value of common stock warrant liability																							$ 945,000.0	430,000.0
Outstanding amount			$ 3.15											$ 4.94	$ 4.94	$ 4.94						$ 4.94
Loans payable																					$ 700,000		700,000
Extinguishment of debt amount																						$ 601,100
Debt conversion amount						$ 85,000,000						$ 2,160,000
Common stock, value						115,000,000.0							$ 115,000,000.0								2,000		2,000	$ 2,000
Debt changes in fair value																					$ 95,000.0		$ 531,000.0
Common stock shares, issued							3,600,000										3,600,000				12,729,805		11,716,680	9,220,534
Debt instrumental interest rate effective percentage																													13.70%
Notes payable							$ 3,000,000.0										$ 3,000,000.0						$ 506,000.0
Debt instrumental periodic payment																	$ 78,500
Conctractual term									10 years									10 years
Warrant liability																					$ 850.0		$ 945.0
Debt instrumental repurchase														$ 164,000.0	$ 114,000.0	$ 113,000.0						$ 164,000.0
Subsequent Event [Member]
Short-Term Debt [Line Items]
Issuance of common stock upon cashless exercise, shares	19,214,201
Maturity date				(1) the occurrence of an Event of Default and (2) December 31, 2024. Pursuant to the amendment agreement, the maturity date was extended to earlier of (1) the occurrence of an Event of Default and (2) December 31, 2025.
Debt instrumental principal amount	$ 2,200,000	$ 2,160,000,000
Common stock shares, issued	8,048,770
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock upon cashless exercise, shares											1,013,125			7,500	7,500	7,500					1,133,537
Warrant execise price														$ 11.50	$ 11.50	$ 11.50						$ 11.50
Common Stock [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Issuance of common stock upon cashless exercise, shares	884,000
Warrant [Member]
Short-Term Debt [Line Items]
Warrant execise price									$ 0.46									$ 0.46
Common stock shares, issued									140,133									140,133
Minimum [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Outstanding amount					$ 3.15
Maximum [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Outstanding amount					4.94
Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit																								$ 150,000.0
Line of credit, interest rate																								2.00%
Bimal Tamrakar [Member]
Short-Term Debt [Line Items]
Short-term loan																								$ 300,000.0
Annual interest rate																								13.25%
2019 And 2021 Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Convertible type of equity security, description																							(a) 100% minus the discount rate, times (b) the price paid per share for equity securities by the investor in the Next Equity Financing.
share price																							$ 2.235
Conversion of share price, percentage																							75.00%
Common stock voting pights																							the lender of the 2019 and 2021 Convertible Notes was considered a principal owner of the Company, because it held greater than 10% of voting common stock of the Company (also see “Note 21 - Related Parties).	the lender of the 2019 and 2021 Convertible Notes was considered a principal owner of the Company, because it held greater than 10% of voting common stock of the Company (also see “Note 21 - Related Parties).
2022 Amended Convertible Notes Agreements [Member]
Short-Term Debt [Line Items]
Interest rate										15.00%										15.00%
Proceeds from sale of equity securities																				$ 7,500,000.0
Interest accrued																			$ 386,400
Debt instrument, interest rate																			20.00%
Debt instrument, carrying amount																			$ 386,400
2024 Amended Convertible Notes Agreements [Member]
Short-Term Debt [Line Items]
Gain on extinguishment of debt																							$ 343,000.0
January 2024 Convertible Notes A Agreement [Member]
Short-Term Debt [Line Items]
Repurchase shares of common stock							666,667
Share price per share							$ 3.00										$ 3.00
January 2024 Convertible Notes B Agreement [Member]
Short-Term Debt [Line Items]
Share price per share							$ 5.798										$ 5.798
Termination fee							$ 1,000,000.0
2023 Notes Agreement [Member]
Short-Term Debt [Line Items]
Interest rate									13.25%									13.25%
Aggregate principal amount									$ 4,000,000.0									$ 4,000,000.0
Debt issuance cost																								$ 110,800
Debt discount																								$ 494,500
2023 Notes Agreement [Member] | Common Stock Warrants [Member]
Short-Term Debt [Line Items]
Issuance of common stock upon cashless exercise, shares																					140,133		140,133	140,133
Warrant execise price																					$ 0.46		$ 0.46	$ 0.46
Contractual term																					10 years		10 years	10 years
2023 Notes Agreement [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Aggregate principal amount									3,000,000.0									3,000,000.0
2023 Notes Agreement [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Aggregate principal amount									500,000.0									500,000.0
2023 Notes Agreement [Member] | Third Tranche [Member]
Short-Term Debt [Line Items]
Aggregate principal amount									$ 500,000.0									$ 500,000.0
April 2024 Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Face amount																$ 125,000.0
Interest rate																4.71%
Warrant execise price																$ 11.50
Outstanding amount																$ 4.94
Warrant to purchase															7,500	7,500
June 2024 Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Face amount															$ 130,000.0
Interest rate															4.71%
Warrant execise price															$ 11.50
Outstanding amount															$ 4.94
September 2024 Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Face amount														$ 100,000.0								$ 100,000.0
Interest rate														4.71%								4.71%
Warrant execise price														$ 11.50								$ 11.50
Outstanding amount														$ 4.94								$ 4.94
Warrant to purchase														7,500								7,500
Loans payable																							$ 700,000.0
2019 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Face amount																														$ 2,000,000.0
Interest rate																														10.00%
2019 Convertible Notes Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount						300,000.0
2019 Convertible Notes Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount						4,000,000.0
2021 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Face amount																												$ 450,000.0
2021 Amended Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Interest rate																														15.00%
Extinguishment of debt amount										$ 7,500,000.0
Long term debt amount outstanding										$ 386,400
2024 Convertible Notes Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount						15,000,000.0
2024 Convertible Notes Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount						$ 40,000,000.0
2019 Convertible Note [Member]
Short-Term Debt [Line Items]
Debt changes in fair value																					$ 1,006,000.0
2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt changes in fair value																						$ 1,457,000.0
January 2024 Convertible Note A [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount																	$ 2,000,000.0
January 2024 Convertible Note A [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock shares, issued							667,000										667,000
January 2024 Convertible Note B [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount																	$ 4,500,000.0
January 2024 Convertible Note B [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
share price							$ 3.00										$ 3.00
January 2024 Convertible Note [Member]
Short-Term Debt [Line Items]
Interest rate						4.863%							4.863%
January 2024 Notes Qualifying Financing [Member]
Short-Term Debt [Line Items]
Extinguishment of debt amount													$ 5,000,000.0
January 2024 Notes Agreement [Member]
Short-Term Debt [Line Items]
share price							$ 5.798										$ 5.798
Termination fee																	$ 1,000.0
January 2024 Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate			10.00%
Debt changes in fair value																					$ 494,000.0	$ 2,349,000.0
2023 Notes Agreement [Member]
Short-Term Debt [Line Items]
Interest rate									13.25%									13.25%
Debt instrumental principal amount																		$ 4,000,000.0
Debt instrumental interest rate effective percentage									23.00%									23.00%
2023 Notes Agreement [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Demand deposits									$ 3,000,000.0									$ 3,000,000.0
2023 Notes Agreement [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Demand deposits									500,000.0									500,000.0
2023 Notes Agreement [Member] | Third Tranche [Member]
Short-Term Debt [Line Items]
Demand deposits									500,000.0									$ 500,000.0
April 2024 Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Interest rate																4.71%
Debt instrumental principal amount																$ 125,000.0
June 2024 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Interest rate															4.71%
Debt instrumental principal amount															$ 130,000.0
September 2024 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Interest rate															4.71%
Debt instrumental principal amount														$ 100,000.0
February 2024 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Interest rate			4.71%
Outstanding amount			$ 3.15
Debt instrumental principal amount			$ 180,000
2024 Related Party Promissory Notes [Member]
Short-Term Debt [Line Items]
Interest rate			4.71%
Debt instrumental principal amount			$ 700,000.0
Convertible Promissory Note [Member] | 2019 Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Face amount																														$ 2,000,000.0
Interest rate																														10.00%
Convertible Promissory Note [Member] | 2019 And 2021 Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Face amount																												$ 450,000.0
Convertible Promissory Note [Member] | January 2024 Convertible Notes A Agreement [Member]
Short-Term Debt [Line Items]
Face amount							$ 2,000,000.0										2,000,000.0
Convertible Promissory Note [Member] | January 2024 Convertible Notes B Agreement [Member]
Short-Term Debt [Line Items]
Face amount							$ 4,500,000.0										$ 4,500,000.0
Convertible Promissory Note [Member] | January 2024 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Interest rate							4.863%										4.863%
Conversion of share price, percentage							80.00%										80.00%
2019 and 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount																							300,000.0
Aggregate redemption maximum amount																							4,000,000.0
Conversion amount																							115,000,000.0
Loss on change in fair value of convertible notes and warrant liability																							3,103,000.0	$ 581,000.0
2019 and 2021 Convertible Notes [Member] | SPAC Pipe Financing [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount																							15,000,000.0
Aggregate redemption maximum amount																							$ 40,000,000.0
January 2024 Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate																							10.00%
Loss on change in fair value of convertible notes and warrant liability																							$ 2,486,000.0
Issuance of common stock upon cashless exercise, shares							3,600,000
2023 Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal amount							$ 3,000,000.0										$ 3,000,000.0
Interest expense							78,500
Gain losses on extinguishment of debt							$ 601,100
2023 Notes [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Repayments of lines of credit									$ 2,000.0
2024 Related Party Promissory Notes [Member]
Short-Term Debt [Line Items]
Interest rate																							4.71%
Loans payable																							$ 700,000.0
Maturity date																							December 2025
April 2024 Convertible Promissory Notes Agreement [Member]
Short-Term Debt [Line Items]
Outstanding amount					$ 3.15
Debt instrumental principal amount					$ 125,000
June 2024 Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Outstanding amount					$ 3.15
Debt instrumental principal amount					$ 130,000
September 2024 Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Outstanding amount					$ 3.15
Debt instrumental principal amount					$ 100,000